Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss Per Common Share

The following table sets forth the computation of basic and diluted net loss per common share for the periods indicated:

	Nine Months Ended September 30,
	2020	2019
Basic and diluted net loss per share calculation:
Net loss, basic	(711,936)	(3,088,771)
Net loss, diluted	(711,936)	(3,088,771)
Weighted average common shares outstanding, basic and diluted	8,628,958	232,916
Net loss per common share, basic and diluted	$(0.08)	$(13.26)